QUALIFYING TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Qualifying Transaction [Abstract]
Schedule of qualifying transaction [Table Text Block]
	Note	Number of Options	Number of Shares	Value
ADL shares and options issued and outstanding		1,200	9,100	271
Effect of transaction with ADL:
Increase in value of ADL shares and options issued to shareholders of ADL	B(i)	-	-	459
Shares issued pursuant to private placement	B(ii)	-	20,758	1,588
Shares and options issued to shareholders of Real	B(iii)	5,671	42,144	14,818
Conversion of Real series A preferred shares	B(iv)	-	68,460	11,750
Conversion of Real convertible debt	B(v)	-	3,295	250
ADL options exercised	B(vi)	-	675	2
Effect of Transaction on Share Capital		6,871	144,432	29,138